Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total property and equipment	$ 738,452	$ 737,134	$ 373,244
Less: accumulated depreciation	(412,783)	(393,107)	(347,091)
Property and equipment, net	329,664	344,027	26,153
Laboratory Equipment [Member]
Total property and equipment	214,838	214,838	94,905
Furniture and Fixtures [Member]
Total property and equipment	93,417	93,417	93,417
Computer Software and Equipment [Member]
Total property and equipment	51,721	50,403	26,830
Leasehold Improvements [Member]
Total property and equipment	158,092	158,092	158,092
Construction Work in Progress - Software [Member]
Total property and equipment	$ 220,384	$ 220,384